Note 4 - Investments (Tables)	3 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of term deposits [text block]
	March 31, 2018	December 31, 2017

Short-term investments	$30,000,000	$30,000,000
Long-term investments	$75,000,000	$75,000,000
	$105,000,000	$105,000,000